Baird LargeCap Fund (Prospectus Summary) | Baird LargeCap Fund
Baird LargeCap Fund
Investment Objective
The investment objective of the Baird LargeCap Fund (the "Fund") is to provide long-term growth of capital.
Dividend income is a secondary consideration.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baird LargeCap Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.71%	0.71%
Total Annual Fund Operating Expenses	[1]	1.61%	1.36%
Less: Expense Reimbursement	[2]	0.61%	0.61%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.00%	0.75%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.
[2]	Robert W. Baird & Co. Incorporated (the "Advisor") has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund's total annual fund operating expenses to 1.00% of average daily net assets for the Investor Class shares and 0.75% of average daily net assets for the Institutional Class shares. This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund's investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The agreement will continue in effect at least through April 30, 2013 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Please note that the one-year numbers below are based on the Fund's net expenses resulting from the expense reimbursement agreement described above.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baird LargeCap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class Shares	102	448	819	1,860
Institutional Class Shares	77	371	686	1,582

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the equity securities of large-capitalization companies, principally common stocks, preferred stocks, securities convertible into common stocks and American
Depositary Receipts ("ADRs") that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines large-capitalization companies as those companies with a market capitalization within the range of companies in the Russell 1000® Growth Index at the time of investment. The Fund emphasizes companies with market capitalizations between $5 billion and $80 billion. When analyzing equity securities to be purchased by the Fund, the
Advisor emphasizes a company's growth prospects. The Fund's investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund's expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect "PRIME" growth factors. These factors are analyzed as part of the Advisor's investment process and are represented in the following ways:

·  Durable Profitability. Companies with attractive margins and favorable margin trends can drive superior earnings growth.

·  Sustainable Revenue Growth. Solid barriers to entry, favorable pricing and demonstrated product/service track record can aid top-line prospects.

·  Favorable Industry dynamics.

·  Management strength and integrity is a critical element of a high quality company. Growth, profitability and shareholder returns provide insight into management effectiveness. The Advisor seeks companies with management that position their company's balance sheet to be a source of strength.

·  Understanding market Expectations of a company is important in assessing risk/return opportunities.

The Advisor believes an analysis of these PRIME factors yields insights to the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the
Fund's portfolio:

·  Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.

·  Setting sector limits at the greater of 30% of the Fund's total assets or double the weighting of the Russell 1000® Growth Index in any one sector, as defined by such index.

·  Typically holding the securities of fewer than 60 companies with exposure to approximately 20 industries.

·  Seeking securities whose growth prospects, in the Advisor's opinion, are not reflected in their current stock prices.

·  Limiting the size of any one new position. No security will represent more than 5% of the Fund's total assets at the time of purchase.

·  Leveraging key tools, such as the Advisor's proprietary tier-board, which provides a visual representation of portfolio positions and enables discussion on relative weights of underlying positions.

The Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor's judgments about the attractiveness, value and potential appreciation of particular companies' stocks may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Large Capitalization Risks
Large-cap stocks perform differently from, and at times and for extended periods of time worse than, stocks of medium and smaller capitalization companies.
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Foreign Issuer Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and greater fluctuations in price than securities of domestic corporations. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in certain countries.
Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.bairdfunds.com or by calling the Fund toll-free at
1-866-442-2473.
Calendar Year Returns for Institutional Class Shares

Best quarter: 2nd quarter 2009 17.66% Worst quarter: 4th quarter 2008 -26.49%
After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Investor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Baird LargeCap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Investor Class Return Before Taxes	(2.58%)	0.47%	0.25%	(1.10%)	Sep. 29, 2000
Institutional Class Shares	Institutional Class Return Before Taxes	(2.34%)	0.70%	0.50%	(0.85%)	Sep. 29, 2000
Institutional Class Shares After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(2.36%)	0.66%	0.43%	(0.92%)	Sep. 29, 2000
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(1.49%)	0.59%	0.41%	(0.73%)	Sep. 29, 2000
Russell 1000 ® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%	(1.87%)	Sep. 29, 2000